(graphic: logo: American Funds(TM))
The right choice for the long term(SM)

The American Funds
Tax-Exempt Series I

Semi-Annual Report for the six months ended January 31, 2002

The Tax-Exempt Fund of Maryland
(graphic: map of Maryland)

The Tax-Exempt Fund of Virginia
(graphic: map of Virginia)

The Tax-Exempt Fund of Maryland(R) and The Tax-Exempt Fund of Virginia(R)

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are two of the 29 American Funds(SM), the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company(SM), the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia seek a high level of current income free from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2001 (the most recent calendar quarter):
                                                      1 year   5 years  10 years
Class A shares
Reflecting 3.75% maximum sales charge
     The Tax-Exempt Fund of Maryland                  +1.17%    +4.25%    +5.41%
     The Tax-Exempt Fund of Virginia                  +0.63%    +4.32%    +5.40%

Results for other share classes can be found on page 39. Please refer to americanfunds.com for the most current investment results.

Please see inside back cover for important information about the Funds' share classes.

Figures shown are past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. All investments are subject to certain risks. Investments in the Funds are subject to interest rate fluctuations. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state's tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to Federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

Fellow Shareholders

With the volatility in the stock and corporate bond markets, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia continued to be a calm oasis for investors during the six months ended January 31. They provided a relatively solid level of income free of federal as well as their respective state taxes.

The Maryland Fund's share price slipped from $15.68 at the beginning of the period to $15.65 at the end; the Virginia Fund's price eased from $16.29 to $16.20. The Maryland Fund paid income dividends of 34 cents a share. The Virginia Fund's dividends totaled 33 cents a share, plus a capital gain distribution of 2.6 cents a share paid on November 21, 2001.

If, like most shareholders, you reinvested distributions, your total return for the six-month period was:

     * 2.0% for the Maryland Fund
     * 1.7% for the Virginia Fund

The results were slightly ahead of total results produced by similar funds: The Lipper Maryland Municipal Debt Funds Average posted a gain of 1.8% and the Lipper Virginia Municipal Debt Funds Average was up 1.5%. By contrast, an investment in stocks, as measured by Standard & Poor's 500 Composite Index, declined 6.0%.

For those who reinvest, the Funds produced a relatively attractive degree of income. The Maryland Fund's tax-free income return with dividends reinvested was 2.19%, and represented an annual rate of 4.38%, equal to 7.71% from a taxable investment if you are in the highest combined federal, state and local tax bracket of 43.2%. If you took dividends in cash, your income return was 2.17%.

The Virginia Fund's tax-free income return with dividends reinvested was 2.06% and represented an annual rate of 4.12%, equal to 7.12% from a taxable investment if you are in the highest combined federal and state tax bracket of 42.1%. If you took dividends in cash, your income return was 2.04%.

The Fed and the economy

After 11 consecutive rate reductions in calendar 2001, the Federal Reserve on January 30, 2002, decided to keep the federal funds rate -- the interest that banks charge each other on overnight loans -- at 1.75%, the lowest level in 40 years. The Fed said that the outlook for economic recovery had become more promising, but it left the door open to further rate reductions if necessary. Many economists believe that if the economy does better than expected, the Fed could raise the federal funds rate later this year. At this time, however, the degree of strength in business capital and household spending is still uncertain.

Hospital bonds continue resurgence

Hospital bonds held by the Maryland and Virginia Funds continued to show strength in the past six months. Investors had previously been disappointed by significant losses at many not-for-profit hospitals. However, fundamentals have improved since hospital managements have made changes and governments have increased funding.

On the other hand, the September 11 terrorist attacks on airlines and U.S. landmarks hurt airport municipal bonds. Both the Maryland and Virginia Funds hold a small number of airport municipal bonds. We are monitoring the situation closely but still feel comfortable about the investment.

The Funds' portfolios

The Maryland and Virginia portfolios remain conservatively postured and well diversified. As of January 31, issues rated AA or better accounted for 63.7% of the net assets of the Maryland portfolio, up from 59.9% six months ago and 78.9% of the Virginia portfolio, up from 75.3%. Bonds rated below BBB -- which carry greater risk and are owned to enhance the Funds' income stream -- represented 16.0% of net assets for Maryland and 9.1% for Virginia. Average effective life of the portfolios remains in the middle of the yield curve: 8.68 years for Maryland and 8.08 years for Virginia.

Looking ahead

In comparison with a volatile stock market, the municipal bond market has been a place of relative calm. In both Maryland and Virginia, municipal bond issuers have brought very few new issues to market. If your goal is to seek a high level of tax-free income and preserve your capital, we believe that you have come to the right place, for that is the policy which we continue to follow for the Funds.

We look forward to reporting to you in six months.

Sincerely,

(graphics: signatures)


James H. Lemon, Jr.         Harry J. Lister            Jeffrey L. Steele
Chairman of                 Vice Chairman of           President of
the Board                   the Board                  the Trust

March 15, 2002

The Funds' 30-day yields for Class A shares as of February 28, 2002, calculated in accordance with the Securities and Exchange Commission formula, were 3.62% for The Tax-Exempt Fund of Maryland and 3.43% for The Tax-Exempt Fund of Virginia. The Funds' distribution rates for Class A shares as of that date were 4.31% and 3.95%, respectively. The SEC yield reflects income each Fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the Fund's past dividends. Accordingly, the Funds' SEC yields and distribution rates may differ.

The Tax-Exempt Fund of Maryland
January 31, 2002

Quality diversification:
Moody's/S&P Ratings (best of either) /1/
(graphic: pie chart showing the following pieces)
     Aaa/AAA                       47.0%
     Aa/AA                         16.7%
     A/A                            8.8%
     Baa/BBB                        7.7%
     Lower than BBB.               16.0%
     Cash and Equivalents           3.8%

Maturity diversification: /2/
(graphic: pie chart showing the following pieces)
     Under 1 year                   3.8%
     1 to 10 years                 70.9%
     10+ to 20 years               18.8%
     20+ to 30 years                4.2%
     30+ years                      2.3%


Average life /3/ 8.68 years


/1/ If ratings are not available, they are assigned by the Fund's research analysts.

/2/ Securities are included at pre-refunded dates, not maturity dates.

/3/ Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Maryland Fund is 9.90 years.


The Tax-Exempt Fund of Maryland
Investment portfolio
January 31, 2002

                                                             Principal  Market
                                                              Amount     Value
Unaudited                                                      (000)     (000)

Fixed-income securities -- 96.17%
    Maryland
  State Obligations
Community Dev. Administration,
Dept. of Housing and Community Dev.:
  Residential Rev. Bonds, AMT:
    1998 Series B:
      5.00% 2008                                                $1,610   $ 1,688
      5.00% 2009                                                 1,680     1,748
    2001 Series H:
      5.20% 2022                                                 1,000       986
      4.40% 2025                                                 1,000     1,002
  Single Family Program Bonds, 1994 First Series:
    5.80% 2009                                                   2,000     2,037
    5.70% 2017                                                     500       504
Dept. of Transportation:
  Consolidated Transportation Bonds, Series 2002,
    5.50% 2017                                                   2,000     2,172
  Project Cert. of Part. (Mass Transit Administration
    Project), Series 2000, AMT, 5.00% 2008                       1,535     1,629
Econ. Dev. Corp.:
  Rev. Bonds (Anne Arundel County, Golf Course
    System), Series 2001, 8.25% 2028                             2,000     2,003
  Utility Infrastructure Rev. Bonds (University of
    Maryland, College Park Project), 2001 Series,
    AMBAC Insured:
      5.25% 2011                                                 3,425     3,712
      5.375% 2015                                                2,230     2,369
Energy Fncg. Administration, Limited Obligation
Solid Waste Disposal Rev. Bonds (Wheelabrator Water
Technologies Baltimore L.L.C. Projects), 1996 Series,
AMT, 6.30% 2010                                                  3,500     3,754

G.O. Bonds, State and Local Facs.:
  Second Series Loan of 1999:
    Series W, 5.00% 2011                                           500       530
    Series X, 5.25% 2012                                         2,000     2,140
  First Series Loan:
    2000, Series H, 5.50% 2010                                   2,000     2,205
    2001, Series H, 5.50% 2011                                   1,000     1,100

Health and Higher Educational Facs. Auth.:
  Anne Arundel Medical Center Issue, Rev. Bonds,
  Series 1998, FSA Insured, 5.125% 2028                         $1,000 $   1,001

  (Charity Obligated Group-Daughters of Charity
  National Health System), Hospital Rev. Bonds,
  Series 1997 D, 4.60% 2026 (Preref. 2003)                       1,630     1,696

  Collington Episcopal Life Care Community Issue,
  Rev. Bonds, Series 2001 A, 6.75% 2023                          2,000     2,008

  Good Samaritan Hospital Issue, Rev. Bonds,
      Escrowed to Maturity, Series 1993, 5.70% 2009              1,000     1,102

  Howard County:
    General Hospital Acquisition Issue, Johns Hopkins
    Medicine, Rev. Bonds, Series 1998, MBIA Insured,
    5.00% 2029                                                     500       492

    General Hospital Issue, Rev. Bonds,
    Escrowed to Maturity, Series 1993:
      5.50% 2013                                                 2,000     2,136
      5.50% 2021                                                 1,000     1,045

  Institute College of Art Issue, Rev. Bonds,
  Series 2001, 5.50% 2032                                        1,250     1,235

  Johns Hopkins University Issue, Ref. Rev. Bonds:
    Series 2001 A:
      5.00% 2011                                                 1,000     1,063
      5.00% 2013                                                 1,000     1,043
    Series 2002 A, 5.00% 2032                                    1,000       980

  Medlantic/Helix Issue, Rev. Bonds, Series 1998 B,
  AMBAC Insured, 5.25% 2038                                      1,500     1,447

  Memorial Hospital of Cumberland Issue, Rev. Ref.
  Bonds, Series 1992, 6.50% 2010 (Preref. 2004)                    750       817

  Mercy Medical Center Issue, Project and Ref. Rev.
  Bonds, Series 1996, FSA Insured, 6.50% 2013                    2,000     2,318

  PUMH of Maryland, Inc. Issue, First Mortgage Rev.
  Bonds (Heron Point of Chestertown), Series 1998 A:
    5.75% 2019                                                   1,500     1,479
    5.75% 2026                                                   1,640     1,593

  Roland Park Place Issue, Ref. and Project Rev. Bonds,

  Series 1999, 5.50% 2014                                          525       530

  Suburban Hospital Issue:
    Ref. Rev. Bonds, Series 1993, 5.125% 2021                    1,500     1,460
    Rev. Bonds, Series 1992, 6.50% 2017 (Preref. 2002)             500       520

  The Johns Hopkins Medical Institutions Parking Facs.
  Issue, Parking Rev. Bonds, Series 2001,
  AMBAC Insured, 5.00% 2034                                        880       860

  University of Maryland Medical System Issue,
  Rev. Bonds, Series 2000, 6.75% 2030                            2,000     2,166

Northeast Maryland Waste Disposal Auth. Resource
Recovery Rev. Bonds (Baltimore RESCO Retrofit
Project), Series 1998, AMT, 5.00% 2012                           2,500     2,452

Transportation Auth. Facs. Project, Transportation Facs.
Projects Rev. Bonds, Series 1992, 5.80% 2006                     1,000     1,106

University System, Auxiliary Fac. and Tuition Rev. Bonds,
2001 Series B, 4.00% 2013                                        2,500     2,370

Water Quality Fncg. Administration, Revolving Loan
Fund Rev. Bonds, Series 1991 B, 0% 2005                            700       622

City & County Obligations

Anne Arundel County, Special Obligation Bonds:
  (Arundel Mills Project), Series 1999, 7.10% 2029               2,000     2,131
  (National Business Park Project), Series 2000,
  7.375% 2028                                                    1,500     1,603

City of Baltimore, Project and Ref. Rev. Bonds
(Water Projects), Series 1994 A, FGIC Insured:
  6.00% 2015                                                     1,500     1,721
  5.00% 2024                                                     1,220     1,232

Mayor and City Council of Baltimore:
  Convertible Ref. Rev. Bonds (Baltimore City Parking System
  Facs.), Series 1996 A, FGIC Insured, 5.90% 2009                1,500     1,688
  Port Fac. Rev. Bonds (Consolidation Coal Sales
  Company Project), Series 1984 B, 6.50% 2011                      500       519

Baltimore County, G.O. Bonds, Metropolitan Dist.
Bonds (67th Issue), 5.00% 2018                                   1,500     1,523

Calvert County (Asbury-Solomons Island Fac.):
  Econ. Dev.  Ref. Rev. Bonds, Series 1997, MBIA Insured:
    5.00% 2009                                                   1,000     1,060
    5.00% 2017                                                   1,000     1,009
  Econ. Dev. Rev. Bonds, Series 1995,
  8.625% 2024 (Preref. 2005)                                     2,300     2,687

Carroll County, EMA Obligated Group Issue (Fairhaven
and Copper Ridge), Ref. Rev. Bonds, Series 1999 A,
Asset Guaranty Insured, 5.50% 2019                               1,265     1,297

City of Frederick, General Improvement Bonds, 1992 Ref.
Series, FGIC Insured, 6.125% 2008 (Preref. 2002)                   890       941

Frederick County:
  G.O. Public Facs. Bonds:
    Series 1991 B, 6.30% 2011 (Preref. 2002)                     1,370     1,425
    Series 2000, 5.10% 2017                                      1,000     1,028
  Special Obligation Bonds (Urbana Community
  Dev. Auth.), Series 1998, 6.625% 2025                          2,000     2,029

Harford County, Consolidated Public Improvement
Bonds, Series 1992, 5.80% 2010 (Preref. 2002)                      970     1,013

Montgomery County:
  Economic Dev. Rev. Bonds (Trinity Health Credit
    Group), Series 2001, 5.50% 2016                              1,000     1,045
  G.O. Consolidated Public Improvement Bonds:
    Series 2000 A, 5.30% 2013                                    1,000     1,070
    Series 2001 A:
      4.75% 2011                                                 2,500     2,609
      4.75% 2012                                                 1,000     1,038
      5.25% 2015                                                 2,000     2,119
  Housing Opportunities Commission:
    Housing Dev. Bonds (The Metropolitan),
    1995 Issue A, 6.10% 2015                                     2,025     2,131
    Multifamily Rev. Bonds (Strathmore Court at
    White Flint), 1994 Issue A-2, 7.50% 2024                     2,000     2,083
    Single Family Mortgage Rev. Bonds:
      1997 Series A, 5.50% 2009                                    610       654
      1998 Series B:
        4.80% 2009                                                 600       596
        4.90% 2010                                                 500       518
  Northeast Maryland Waste Disposal Auth., Solid
  Waste Rev. Bonds (Resource Recovery Project),
  Series 1993 A, AMT:
    6.00% 2006                                                   1,115     1,217
    6.00% 2007                                                   2,000     2,191
    6.30% 2016                                                   1,500     1,556
  Rev. Auth., Golf Course System Rev. Bonds,
  Series 1996 A, 6.00% 2014                                      2,355     2,363
  Special Obligation Bonds (Kingsview Village
  Center Dev. Dist.), Series 1999, 6.90% 2021                    2,410     2,521

Prince George's County:


  (Dimensions Health Corp. Issue):
    Hospital Rev. Bonds, Series 1992:
      7.20% 2006 (Preref. 2002)                                  1,035     1,080
      7.20% 2006                                                   215       158
    Project and Ref. Rev. Bonds, Series 1994,
    5.375% 2014                                                  2,985     1,524

  Housing Auth.:
    GNMA/FNMA Collateralized Single Family
    Mortgage Rev. Bonds, AMT:
      Series 1994 A, 6.60% 2025                                    620       638
      Series 1998 A, 4.65% 2019                                  1,890     1,946
    Mortgage Rev. Bonds (GNMA Collateralized-Langley
    Garden Apartments Project), Series 1997 A, AMT,
    5.60% 2017                                                   1,130     1,167
  Solid Waste Management System Rev. Bonds,
  Series 1993, FSA Insured:
    6.50% 2007                                                   1,205     1,301
    6.50% 2007 (Preref. 2003)                                      795       861
  Special Obligation Bonds (Woodview Village Infrastruc-
  ture Improvements), Series 1997 A, 8.00% 2026                  1,910     2,121

District of Columbia

Washington Metropolitan Area Transit Auth.,
Gross Rev. Transit Ref. Bonds, Series 1993,
FGIC Insured, 6.00% 2008                                         1,480     1,664

Washington Suburban Sanitary Dist.,
Montgomery and Prince George's Counties:
  Ref. Bonds of 1997, 5.75% 2017                                 1,510     1,684
  Ref. Bonds of 2001, 4.50% 2015                                 3,000     2,975

Puerto Rico

Electric Power Auth.:
  Power Rev. Bonds, Series DD, FSA Insured,
  4.50% 2019                                                     1,000       945
  Power Rev. Ref. Bonds:
    Series GG, FSA Insured, 4.75% 2021                           1,020       985
    Series Y, MBIA Insured, 7.00% 2007                           1,000     1,169

Ports Auth., Special Facs. Rev. Bonds (American Airlines,
Inc. Project), 1996 Series A, AMT, 6.25% 2026                    1,000       781

Public Fin. Corp. (Commonwealth Appropriation Bonds),
  2001 Series E, 6.00% 2026                                        500       554

Public Improvement Ref. Bonds (G.O. Bonds):
    Series 1992, MBIA Insured, 6.50% 2009
      (Preref. 2002)                                             1,000     1,036
        Series 1998, 5.00% 2007                                    500       530

Virgin Islands

Public Fin. Auth., Rev. and Ref. Bonds (Matching
  Fund Loan Notes), Series 1998 A:
    5.20% 2009                                                   1,500     1,558
    5.20% 2010                                                   1,000     1,034

Total fixed-income securities (cost $131,931,000)                        135,448

Short-term securities  -- 3.48%

Energy Fncg. Administration, Limited Obligation
  Solid Waste Disposal Fac. Rev. Bonds (Cimenteries
  CBR S.A. Project), Series 2000, AMT, 1.55% 2035 /1/            2,200     2,200

  Health and Higher Educational Facs. Auth., Pooled
  Loan Program Rev. Bonds, Series 1994 D, 1.25% 2029 /1/         1,700     1,700
  Prince George's County, G.O. Consolidated Public
  Improvement Bonds, 1992 A Refunding Series,
  MBIA Insured, 5.40% 2002                                       1,000     1,003

  Total short-term securities (cost $4,903,000)                            4,903

  Total investment securities (cost: $136,834,000)                       140,351
  Excess of cash and receivables over payables                               493

  Net assets                                                            $140,844

/1/ Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements


Key to abbreviations

AMT            =  Alternative Minimum Tax
Auth.          =  Authority
Cert. of Part. =  Certificates of Participation
Dept.          =  Department
Dev.           =  Development
Dist.          =  District
Econ.          =  Economic
Fac.           =  Facility
Facs.          =  Facilities
Fin.           =  Finance
Fncg.          =  Financing
G.O.           =  General Obligation
Preref.        =  Prerefunded
Ref.           =  Refunding
Rev.           =  Revenue

The Tax-Exempt Fund of Maryland
Financial statements

Statement of assets and liabilities

January 31, 2002
Unaudited                                                 (dollars in thousands)

Assets:
Investment securities at market:
  Fixed-income securities
    (cost: $131,931)                                                    $135,448
  Short-term securities
    (cost: $4,903)                                                         4,903
Cash                                                                          92
Receivables for --
  Sales of investments                                       $2,350
  Sales of Fund's shares                                        448
  Interest                                                    1,294        4,092
                                                                         144,535

Liabilities:
Payables for --
  Purchases of investments                                    3,163
  Repurchases of Fund's shares                                  204
  Dividends on Fund's shares                                    204
  Management services                                            48
  Other expenses                                                 72        3,691

Net assets at January 31, 2002                                          $140,844

Shares of beneficial interest issued and
  outstanding (unlimited shares authorized)
Class A shares:
  Net assets                                                            $130,742
  Shares outstanding                                                   8,356,192
  Net asset value per share                                               $15.65
Class B shares:
  Net assets                                                              $6,823
  Shares outstanding                                                     436,062
  Net asset value per share                                               $15.65
Class C shares:
  Net assets                                                              $2,115
  Shares outstanding                                                     135,213
  Net asset value per share                                               $15.65
Class F shares:
  Net assets                                                              $1,164
  Shares outstanding                                                      74,389
  Net asset value per share                                               $15.65

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland
Financial statements

Statement of operations
For the six months ended January 31, 2002

Unaudited                                                 (dollars in thousands)

Investment income:
Income:
  Interest                                                               $3,401
Expenses:
  Investment adviser fee                                       $152
  Business management fee                                       121
  Distribution expenses - Class A                               158
  Distribution expenses - Class B                                28
  Distribution expenses - Class C                                 7
  Distribution expenses - Class F                                 1
  Transfer agent fee - Class A                                   13
  Transfer agent fee - Class B                                    1
  Administrative services fees - Class C                          1
  Administrative services fees - Class F                          1
  Reports to shareholders                                         7
  Registration statement and prospectus                          12
  Postage, stationery and supplies                                4
  Trustees' fees                                                  5
  Auditing and legal fees                                        21
  Custodian fee                                                   1
  Other expenses                                                  1         534

Net investment income                                                     2,867

Realized loss and unrealized
  depreciation on investments:

Net realized loss                                                            (1)
Net unrealized depreciation on investments                                 (395)
  Net realized loss and unrealized
    depreciation on investments                                            (396)

Net increase in net assets
  resulting from operations                                              $ 2,471

See Notes to Financial Statements

Statement of changes in net assets                  Six months ended Year ended
                                                       January 31,    July 31,
(dollars in thousands)                                   2002 /1/       2001

Operations:
Net investment income                                  $   2,867       $  5,166
Net realized (loss) gain on investments                       (1)           210
Net unrealized (depreciation) appreciation
  on investments                                            (395)         3,720
  Net increase in net assets resulting
    from operations                                        2,471          9,096

Dividends paid to shareholders:
Dividends from net investment income:
    Class A                                               (2,721)        (5,082)
    Class B                                                  (98)           (91)
    Class C                                                  (23)            (3)
    Class F                                                  (14)             --
  Total dividends                                         (2,856)        (5,176)

Capital share transactions:
Proceeds from shares sold                                 29,074         26,518
Proceeds from shares issued in reinvestment
  of net investment income dividends                       1,796          3,187
Cost of shares repurchased                               (13,596)       (10,369)
  Net increase in net assets resulting
    from capital share transactions                       17,274         19,336

Total increase in net assets                              16,889         23,256

Net assets:
Beginning of period                                      123,955        100,699
End of period
  (including undistributed net investment
    income: $93 and $82, respectively)                  $140,844       $123,955

/1/ Unaudited

See Notes to Financial Statements


The Tax-Exempt Fund of Maryland
Per-share data and ratios

                                                     Class A

                            Six months
                               ended
                            January 31,            Year ended July 31,
                          2002 /1//2/  2001     2000     1999    1998    1997


Net asset value,
  beginning of period        $15.68   $15.12    $15.57   $16.04  $16.02  $15.39

Income from investment

  operations:
  Net investment income         .34 /3/  .74 /3/   .74 /3/  .74     .78     .79
  Net (losses) gains on
    securities (both realized
    and unrealized)            (.03) /3/ .56 /3/  (.45) /3/ (.37)    .14     .63

    Total from investment
      operations                .31     1.30       .29      .37     .92    1.42

Less distributions:
  Dividends (from net
    investment income)         (.34)    (.74)     (.74)    (.74)   (.78)   (.79)
  Distributions (from
    capital gains)            --       --        --        (.10)   (.12)  --
  Total distributions          (.34)    (.74)     (.74)    (.84)   (.90)   (.79)

Net asset value,
  end of period              $15.65   $15.68    $15.12   $15.57  $16.04  $16.02

Total return /4/               2.00%    8.77%     2.03%    2.27%   5.87%   9.52%

Ratios/supplemental data:
  Net assets, end of
    period (in millions)       $131     $119      $100     $110    $101     $87
  Ratio of expenses to
    average net assets          .75%5    .80%      .82%     .78%    .79%    .82%
  Ratio of net income to
    average net assets         4.31%5   4.77%     4.92%    4.63%   4.84%   5.08%

                                          Class B

                           Six months      Year       March 15
                              ended        ended         to
                           January 31,   July 31,     July 31,
                          2002 /1/ /2/     2001       2000 /1/

Net asset value,
  beginning of period        $15.68       $15.12           $15.01

Income from investment
  operations:
  Net investment income         .28 /3/      .62 /3/      .16 /3/
  Net (losses) gains on
    securities (both realized
    and unrealized)            (.03) /3/     .56 /3/      .18 /3/
    Total from investment
      operations                .25         1.18           .34

Less distributions:
  Dividends (from net
    investment income)         (.28)        (.62)        (.23)
  Distributions (from
    capital gains)              --           --           --
  Total distributions          (.28)        (.62)        (.23)

Net asset value,
  end of period              $15.65       $15.68       $15.12

Total return /4/               1.61%        7.96%        2.26%

Ratios/supplemental data:
  Net assets, end of
    period (in millions)      $7           $4           $1
  Ratio of expenses to
    average net assets         1.50% /5/    1.54%         .58%
  Ratio of net income to
    average net assets         3.53% /5/    3.91%        1.32%


                                Class C

                           Six months    April 12
                              ended         to
                           January 31,   July 31,
                          2002 /1/ /2/    2001 /1/

Net asset value,
  beginning of period        $15.68       $15.49

Income from investment
  operations:
  Net investment income         .27 /3/      .15 /3/
  Net (losses) gains on
    securities (both realized
    and unrealized)             (.03) /3/    .20 /3/
    Total from investment
      operations                .24          .35

Less distributions:
  Dividends (from net
    investment income)         (.27)        (.16)
  Distributions (from
    capital gains)              --           --
  Total distributions          (.27)        (.16)

Net asset value,
  end of period              $15.65       $15.68

Total return /4/               1.53%        2.29%

Ratios/supplemental data:
  Net assets, end of
    period (in millions)      $2           $1

  Ratio of expenses to
    average net assets         1.67% /5/     .49%
  Ratio of net income to
    average net assets         3.41% /5/    1.02%

                                Class F

                           Six months     June 15
                              ended         to
                           January 31,   July 31,
                           2002 /1/ /2/   2001 /1/

Net asset value,
  beginning of period        $15.68       $15.59

Income from investment
  operations:
  Net investment income         .31 /3/      .07 /3/
  Net (losses) gains on
    securities (both realized
    and unrealized)            (.03) /3/     .09 /3/
    Total from investment
      operations                .28          .16

Less distributions:
  Dividends (from net
    investment income)         (.31)        (.07)
  Distributions (from
    capital gains)             --           --
  Total distributions          (.31)        (.07)

Net asset value,
  end of period              $15.65       $15.68

Total return /4/               1.78%        1.03%

Ratios/supplemental data:
  Net assets, end of
    period (in millions)      $1           --
  Ratio of expenses to
    average net assets         1.10% /5/    .14%
  Ratio of net income to
    average net assets         4.00% /5/     .45%

                                         Supplemental Data - All Classes

                            Six months
                               ended
                            January 31,            Year ended July 31,
                           2002 /1/ /2/  2001     2000     1999    1998    1997

Portfolio turnover rate       .47%     15.76%   11.98%   11.38%  10.30%  15.27%



/1/ Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).

/2/ Unaudited.

/3/ Based on average shares outstanding.

/4/ Total returns exclude all sales charges, including contingent deferred sales charges.

/5/ Annualized.

See Notes to Financial Statements



The Tax-Exempt Fund of Virginia
January 31, 2002

Quality diversification:
Moody's/S&P Ratings (best of either) /1/

(graphic: pie chart showing the following pieces:)

     Aaa/AAA                            35.9%
     Aa/AA                              43.0%
     A/A                                5.8%
     Baa/BBB                            3.5%
     Lower than BBB.                    9.1%
     Cash and Equivalents               2.7%

  Maturity diversification /2/:
     Under 1 year                       2.7%
     1 to 10 years                      71.6%
     10+ to 20 years                    23.2%
     20+ to 30 years                    2.5%


   Average life /3/ 8.08 years

/1/ If ratings are not available, they are assigned by the Fund's research analysts.

/2/ Securities are included at pre-refunded dates, not maturity dates.

/3/ Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Virginia Fund is 8.72 years.


The Tax-Exempt Fund of Virginia
Investment portfolio
January 31, 2002

                                                             Principal  Market
                                                              Amount     Value
Unaudited                                                      (000)     (000)

Fixed-income securities -- 97.31%
    Virginia
  State Obligations

College Building Auth.:
  Educational Facs. Rev. and Ref. Bonds
  (Hampden-Sydney College Project),
  Series 1998, MBIA Insured, 5.00% 2016                        $   500    $  509

  Educational Facs. Rev. Bonds:
    (Marymount University Project),
    Series 1992, 6.875% 2007
    (Preref. 2002)                                               1,310     1,351

    (21st Century College Program),
    Series 1998, 5.00% 2017                                      1,000     1,010

    (Washington and Lee University Project),
    Series 2001, 5.375% 2021                                       500       528

Commonwealth Transportation Board:
  Federal Highway Reimbursement Anticipation
  Notes, Series 2000, 5.50% 2010                                 1,300     1,426
  Transportation Rev. Bonds (U.S. Route 58
  Corridor Dev. Program), Series 1999 B,
  5.50% 2013                                                     4,750     5,112

G.O. Bonds, Series 1997, 5.00% 2012                                940       974

Housing Dev. Auth.:
  Commonwealth Mortgage Bonds:
    1994 Series H, Sub-Series H-1, 6.10% 2003                      500       506
    1998 Series E, Sub-Series E-4, 4.50% 2005                    1,190     1,233

    2000 Series A, AMT:
      Sub-Series A-1, 5.65% 2010                                 1,605     1,710
      Sub-Series A-3, 5.55% 2006                                   730       782
      Sub-Series A-4, 5.30% 2010                                 2,160     2,232

    2001 Series J, Sub-series J-1, MBIA Insured:
      4.55% 2010                                                 1,000     1,014
      4.65% 2011                                                 1,000     1,015

  Multi-Family Housing Bonds:
    1996 Series B, 5.95% 2016                                    1,000     1,039
    1997 Series B, AMT, 5.80% 2010                               1,185     1,276
    1998 Series I, AMT:
      4.60% 2009                                                 1,320     1,345
      4.70% 2010                                                 1,240     1,263

  Rental Housing 2001 Series K, AMT,
  5.00% 2017                                                       825       813

Northern Virginia Transportation Dist. Commission
(Virginia Railway Express Project), Commuter Rail
Rev. Ref. Bonds, Series 1998, FSA Insured:
  5.375% 2011                                                    1,000     1,080
  5.375% 2014                                                    1,000     1,060

Peninsula Ports Auth.:
  Health Care Facs. Rev. and Ref. Bonds
  (Mary Immaculate Project), Series 1994,
  6.875% 2010 (Preref. 2004)                                     1,900     2,122

  Health System Rev. Ref. Bonds
  (Riverside Health System Project):
    Series 1992 A, 6.625% 2010 (Preref. 2002)                    1,300     1,354
    Series 1998:
      5.00% 2008                                                 1,200     1,260
      5.00% 2009                                                 1,100     1,148

Public Building Auth.:
  Public Facs. Rev. Bonds:
    Series 1998 B:
      5.00% 2010                                                 1,000     1,048
      5.00% 2011                                                 2,100     2,189
    Series 2000 A, 5.75% 2016                                    1,000     1,083

Public School Auth., School Fncg. Bonds:
  (1991 Resolution), Series 1994 A,
  6.20% 2014                                                     1,500     1,636
  (1997 Resolution):
    Series 1998 A, 5.25% 2007                                    2,000     2,165
    Series 1998 B, 4.50% 2009                                    3,000     3,097

Resources Auth.:
  Clean Water State Revolving Fund Rev. Bonds,
  Series 2000, 5.25% 2015                                        2,000     2,098

  Infrastructure Rev. Bonds (Pooled Loan Bond
  Program), 2001 Series B, AMT, FSA Insured,
  4.375% 2010                                                    1,490     1,488

Roanoke Valley Resource Auth., Solid Waste
System Rev. Bonds, Series 1992, 5.75%
2012 (Preref. 2002)                                              1,500     1,566

Southeastern Public Service Auth.,
Senior Rev. Ref. Bonds, Series 1998, AMBAC
Insured, 5.00% 2015                                              4,825     5,009

Virginia Polytechnic Institute and State University,
University Services System and General Rev.
Pledge Bonds, Series 1996 C, 5.35% 2009                          1,000     1,067

City & County Obligations

Industrial Dev. Auth. of the Town of Abingdon,
Hospital Fac. Rev. and Ref. Bonds
(Johnston Memorial Hospital), Series 1998:
  5.00% 2008                                                     1,015     1,053
  5.00% 2009                                                     1,020     1,048

Arlington County, G.O. Ref. Bonds, Series 1993:
  6.00% 2011                                                     1,000     1,146
  6.00% 2012                                                     1,000     1,142

Industrial Dev. Auth. of Arlington County,
Resource Recovery Rev. Bonds (Alexandria
Arlington Waste-to-Energy Fac.), Ogden Martin
Systems of Alexandria/Arlington Inc. Project,
Series 1998 B, AMT, FSA Insured,
5.375% 2012                                                      2,785     2,914

Big Stone Gap, Redev. and Housing Auth.,
Commonwealth of Virginia Correctional Fac.
Lease Rev. Bonds (Wallens Ridge Dev. Project),
Series 1995, 5.25% 2010                                          1,600     1,682

Industrial Dev. Auth. of the County of
Charles City, Solid Waste Disposal Fac.
Rev. Ref. Bonds (USA Waste of Virginia,
Inc. Project), Series 1999, AMT,
4.875% 2009                                                      2,000     1,954

City of Chesapeake:
  G.O. Public Improvement and Ref. Bonds,

  Series of 2001:
    5.50% 2009                                                  $1,300     1,430
    5.50% 2011                                                   1,500     1,651
  G.O. Ref. Bonds, Series 1993,
  5.40% 2008                                                     1,000     1,100

Chesterfield County Water and Sewer Rev.
Ref. Bonds, Series 1992, 6.375% 2009                             1,250     1,320

Industrial Dev. Auth. of Danville, Hospital
Rev. Bonds (Danville Regional Medical Center):
  Series 1994, FGIC Insured, 6.00% 2007
  (Preref. 2004)                                                 1,000     1,101

  Series 1998, AMBAC Insured:
    5.25% 2012                                                   1,995     2,139
    5.25% 2013                                                   2,000     2,140

Fairfax County:
  Econ. Dev. Auth., Retirement Community
  Rev. Bonds (Greenspring Village, Inc. Fac.),
  Series 1999 A:
    6.75% 2012                                                     500       525
    7.50% 2029                                                   2,500     2,613

  Industrial Dev. Auth.:
    Health Care Rev. Ref. Bonds
    (Inova Health Systems Project),
    Series 1998 A, 5.00% 2011                                    1,500     1,546

    Hospital Rev. Ref. Bonds
    (Inova Health System Hospitals Project),
    Series 1993 A:
      5.00% 2007                                                   750       793
      5.25% 2019                                                 2,500     2,574
      5.00% 2023                                                   500       493
      FSA Insured, 5.25% 2019                                    1,000     1,038

  Redev. and Housing Auth., Multifamily
  Housing Rev. Bonds (Grand View Apartments
  Project), Series 1998 A, FHA Insured,
  5.05% 2010                                                     1,000     1,017

  Water Auth., Water Ref. Rev. Bonds,
  Series 1997, 5.00% 2021                                        1,000     1,007

Industrial Dev. Auth. of Halifax County,
Hospital Ref. Rev. Bonds (Halifax Regional
Hospital, Inc.), Series 1998:
  4.65% 2007                                                       600       610
  4.80% 2009                                                     1,000     1,008
  5.00% 2011                                                     1,000     1,007

City of Hampton, G.O. Public Improvement

Ref. Bonds:
  Series 1998:
    5.00% 2013                                                   2,240     2,353
    5.00% 2014                                                   2,960     3,097
  Series 2000, 5.25% 2011                                        1,000     1,081

Industrial Dev. Auth. of the County of Hanover,
Hospital Rev. Bonds (Memorial Regional
Medical Center Project at Hanover Medical
Park), Series 1995, MBIA Insured:
  6.50% 2010                                                     1,375     1,588
  6.375% 2018                                                    1,500     1,735

Industrial Dev. Auth. of the County of Henrico,
Solid Waste Disposal Rev. Bonds (Browning-
Ferris Industries of South Atlantic, Inc.
Project), AMT:
  Series 1995, 5.30% 2011 (Put 2005)                             1,000       953
  Series 1996 A, 5.45% 2014                                      1,000       886

Industrial Dev. Auth. of Henry County,
Hospital Rev. Bonds (Memorial Hospital of
Martinsville and Henry County), Series 1997,
6.00% 2017                                                       1,000     1,044

Town of Leesburg, G.O. Ref. Bonds,
Series 1993, 5.60% 2008                                          1,195     1,247

Dulles Town Center, Community Dev.
Auth. (Loudoun County), Special Assessment
Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026                                          2,500     2,447

Industrial Dev. Auth. of Loudoun County,
Hospital Rev. Bonds (Loudoun Hospital
Center), Series 1995, FSA Insured,
6.00% 2005                                                       1,000     1,090

Loudoun County, G.O. Public Improvement
Bonds, Series 2001 B:
  5.00% 2012                                                     1,000     1,054
  5.25% 2015                                                       500       527

City of Manassas, G.O. Bonds,
Series 1997 B, AMT, 5.00% 2013                                   1,000     1,039

City of Newport News, G.O. Bonds,
Series 1992 A, 6.125% 2009 (Preref. 2002)                        1,170     1,208

Industrial Dev. Auth. of the City of Norfolk:                   Health
 Care Rev. Bonds (Bon Secours
  Health System), Series 1997, MBIA Insured,
  5.00% 2007                                                     1,250     1,327

  Hospital Rev. Bonds (Daughters of Charity
  Natl. Health System-DePaul Medical Center),
  Escrowed to Maturity, Series 1992 A:
    6.20% 2002                                                     600       622
    6.50% 2007                                                   1,000     1,061

Norfolk Airport Auth., Airport Rev. Bonds,
Series 2001 B, AMT, FGIC Insured:
  5.375% 2014                                                    1,485     1,536
  5.375% 2015                                                    1,565     1,612

Heritage Hunt Commercial Community Dev.
Auth. (Prince William County), Special
Assessment Bonds:
  Series 1999 A, 6.85% 2019                                      2,139     2,223
  Series 1999 B, 7.00% 2029                                        500       523

Gateway Community Dev. Auth.
(Prince William County), Special Assessment
Bonds, Series 1999, 6.25% 2026                                   2,500     2,462

City of Richmond:
  G.O. Public Improvement Ref. Bonds,
  Series of 2001, FGIC Insured, 5.375% 2015                      1,000     1,065

  Public Utility Rev. and Ref. Bonds,
  Series 1998 A, 5.25% 2009                                      1,500     1,602

Richmond Metropolitan Auth.,
Expressway Rev. and Ref. Bonds, Series 1998,
FGIC Insured, 5.25% 2012                                         1,000     1,077

Industrial Dev. Auth. of the City of Roanoke,
Hospital Rev. Bonds (Carillion Health System
Obligated Group), Series 2002 A,
MBIA Insured, 5.50% 2015                                         2,500     2,658

City of Virginia Beach:
  Dev. Auth., Hospital Rev. Bonds
  (Virginia Beach General Hospital Project),
  Series 1993, AMBAC Insured, 6.00% 2011                         1,000     1,125

  G.O. Public Improvement Bonds, Series of 2001:
    5.00% 2012                                                   2,425     2,570
    5.00% 2013                                                   2,425     2,550

District of Columbia

Metropolitan Washington Airports Auth.,

Airport System Rev. and Ref. Bonds,
Series 1998 B, AMT:
  5.50% 2007                                                     1,500     1,588
  MBIA Insured, 5.25% 2010                                       1,000     1,046

  Puerto Rico

Ports Auth., Special Facs. Rev. Bonds
(American Airlines, Inc. Project), 1996
Series A, AMT, 6.25% 2026                                        1,000       781

Virgin Islands

Public Fin. Auth., Rev. and Ref. Bonds
(Matching Fund Loan Notes):
  Series 1998 A, 5.20% 2009                                      1,000     1,038
  Series 1998 C:
    5.50% 2005                                                   1,000     1,067
    5.50% 2007                                                   1,000     1,066

Total fixed-income securities (cost $138,621,000)                        143,607

Short-term securities -- 3.06%

Alexandria Redev. and Housing Auth.,
Residential Care Fac. First Mortgage Rev. Bonds
(Goodwin House), Multi-Mode Series 1996 B,
1.50% 2006 /1/                                                   2,315     2,315

Hospital Auth. of the City of Petersburg,
Variable Rate Hospital Fac. Bonds (Southside
Regional Medical Center), Series 1997,
1.50% 2017 /1/                                                   1,000     1,000

Industrial Dev. Auth. of the City of Waynesboro,
Variable Rate Residential Care Facs. Rev. Bonds
(Sunnyside Presbyterian Home), Series 1997,
1.50% 20281                                                      1,200     1,200

Total short-term securities (cost $4,515,000)                              4,515

Total investment securities (cost: $143,136,000)                         148,122
Excess of payables over cash and receivables                                 551

Net assets                                                              $147,571


/1/ Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

  See Notes to Financial Statements


Key to abbreviations

AMT            =  Alternative Minimum Tax
Auth.          =  Authority
Dev.           =  Development
Dist.          =  District
Econ.          =  Economic
Fac.           =  Facility
Facs.          =  Facilities
Fin.           =  Finance
Fncg.          =  Financing
G.O.           =  General Obligation
Natl.          =  National
Preref.        =  Prerefunded
Redev.         =  Redevelopment
Ref.           =  Refunding  Rev. = Revenue


The Tax-Exempt Fund of Virginia
Financial statements

Statement of assets and liabilities
January 31, 2002

Unaudited                                                 (dollars in thousands)

Assets:
Investment securities at market:
  Fixed-income securities
    (cost: $138,621)                                                  $143,607
  Short-term securities
    (cost: $4,515)                                                       4,515
Cash                                                                        85
Receivables for --
  Sales of investments                                      $  150
  Sales of Fund's shares                                       248
  Interest                                                   1,965       2,363
                                                                       150,570

Liabilities:
Payables for --
  Purchases of investments                                   2,660
  Repurchases of Fund's shares                                  17
  Dividends on Fund's shares                                   198
  Management services                                           49
  Other expenses                                                75       2,999

Net assets at January 31, 2002                                        $147,571

Shares of beneficial interest issued and
  outstanding (unlimited shares authorized)
Class A shares:
  Net assets                                                          $140,752
  Shares outstanding                                                 8,687,842
    Net asset value per share                                           $16.20
Class B shares:
  Net assets                                                            $3,906
  Shares outstanding                                                   241,126
  Net asset value per share                                             $16.20
Class C shares:
  Net assets                                                            $2,648
  Shares outstanding                                                   163,422
  Net asset value per share                                             $16.20
Class F shares:
  Net assets                                                              $265
  Shares outstanding                                                    16,357
  Net asset value per share                                             $16.20

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
Financial statements

Statement of operations
For the six months ended January 31, 2002

Unaudited                                                 (dollars in thousands)

Investment income:
Income:
  Interest                                                             $3,450
Expenses:
  Investment adviser fee                                     $158
  Business management fee                                      126
  Distribution expenses - Class A                              173
  Distribution expenses - Class B                               17
  Distribution expenses - Class C                                8
  Distribution expenses - Class F                               --
  Transfer agent fee - Class A                                  16
  Transfer agent fee - Class B                                   1
  Administrative services fees - Class C                         2
  Administrative services fees - Class F                         1
  Reports to shareholders                                       12
  Registration statement and prospectus                         10
  Postage, stationery and supplies                               4

  Trustees' fees                                                 5
  Auditing and legal fees                                       21
  Custodian fee                                                  2        556
Net investment income                                                   2,894

Realized gain and unrealized
  depreciation on investments:
Net realized gain                                                         408
Net unrealized depreciation on investments                             (1,006)
  Net realized gain and unrealized
    depreciation on investments                                          (598)
Net increase in net assets
  resulting from operations                                            $ 2,296

See Notes to Financial Statements


Statement of changes in net assets
                                                     Six months ended Year ended
                                                        January 31,    July 31,
(dollars in thousands)                                    2002 /1/       2001

Operations:
Net investment income                                  $   2,894     $   5,475
Net realized gain on investments                             408           251
Net unrealized (depreciation) appreciation
  on investments                                          (1,006)        5,227
  Net increase in net assets resulting
    from operations                                        2,296        10,953

Dividends and distributions
  paid to shareholders:
Dividends from net investment income:
    Class A                                               (2,789)       (5,428)
    Class B                                                  (56)          (43)
    Class C                                                  (26)           (3)
    Class F                                                   (3)           (1)
Dividends from net realized gain
  on investments:
    Class A                                                 (219)            --
    Class B                                                   (6)            --
    Class C                                                   (3)            --
    Class F                                                    --            --
  Total dividends and distributions                       (3,102)       (5,475)

Capital share transactions:
Proceeds from shares sold                                 20,271        27,431
Proceeds from shares issued in reinvestment
  of net investment income dividends
  and distributions of net realized gain
  on investments                                           1,854         3,172
Cost of shares repurchased                                (9,522)      (14,506)
  Net increase in net assets resulting
    from capital share transactions                       12,603        16,097

Total increase in net assets                              11,797        21,575

Net assets:
Beginning of period                                      135,774       114,199
End of period
  (including undistributed net investment
    income: $117 and $99, respectively)                 $147,571      $135,774


/1/ Unaudited

See Notes to Financial Statements


The Tax-Exempt Fund of Virginia
Per-share data and ratios

                                                     Class A

                            Six months
                               ended
                            January 31,            Year ended July 31,
                            2002 /1/ /2/  2001     2000     1999    1998    1997


Net asset value,
  beginning of period        $16.29   $15.57    $15.82   $16.36  $16.37  $15.77

Income from investment
  operations:
  Net investment income         .34/3/  .72/3/   .74/3/  .73     .78     .80
  Net (losses) gains on
    securities (both realized
    and unrealized)            (.07)/3/ .72/3/  (.25)/3/ (.36)    .03     .60
    Total from investment
      operations                .27     1.44       .49      .37     .81    1.40

Less distributions:
  Dividends (from net
    investment income)         (.33)    (.72)     (.74)    (.73)   (.78)   (.80)
  Distributions (from
    capital gains)             (.03)   --        --        (.18)   (.04)  --
  Total distributions          (.36)    (.72)     (.74)    (.91)   (.82)   (.80)

Net asset value,
  end of period              $16.20   $16.29    $15.57   $15.82  $16.36  $16.37

Total return /4/              1.66%    9.40%     3.24%    2.21%   5.03%   9.11%

Ratios/supplemental data:
  Net assets, end of
    period (in millions)       $141     $132      $114     $125    $115    $101
  Ratio of expenses to
    average net assets          .75%/5/ .78%      .80%     .77%    .78%    .81%
Ratio of net income to
    average net assets         4.06/5/ 4.47%     4.77%    4.46%   4.73%   4.99%

                                          Class B

                           Six months      Year       March 15
                              ended        ended         to
                           January 31,   July 31,     July 31,
                          2002 /1/ /2/     2001       2000 /1/

Net asset value,
  beginning of period        $16.29       $15.57           $15.28

Income from investment
  operations:
  Net investment income         .28 /3/      .59 /3/      .18 /3/
  Net (losses) gains on
    securities (both realized
    and unrealized)            (.07) /3/     .72 /3/      .34 /3/
    Total from investment
      operations                .21         1.31           .52

Less distributions:
  Dividends (from net
    investment income)         (.27)        (.59)        (.23)
  Distributions (from
    capital gains)             (.03)       --           --
  Total distributions          (.30)        (.59)        (.23)

Net asset value,
  end of period              $16.20       $16.29       $15.57

Total return /4/               1.27%        8.56%        3.40%

Ratios/supplemental data:
  Net assets, end of
    period (in millions)      $4           $3           --
  Ratio of expenses to
    average net assets         1.49% /5/    1.51%         .59%
  Ratio of net income to
    average net assets         3.27% /5/    3.57%        1.38%

                                  Class C

                           Six months    April 18
                              ended         to
                           January 31,   July 31,
                          2002 /1/ /2/   2001 /1/

Net asset value,
  beginning of period        $16.29       $16.01

Income from investment
  operations:
  Net investment income         .27 /3/      .14 /3/
  Net (losses) gains on
    securities (both realized
    and unrealized)            (.07) /3/     .29 /3/
    Total from investment
      operations                .20          .43

Less distributions:
  Dividends (from net
    investment income)         (.26)        (.15)
  Distributions (from
    capital gains)             (.03)       --
  Total distributions          (.29)        (.15)

Net asset value,
  end of period              $16.20       $16.29

Total return /4/               1.20%        2.69%

Ratios/supplemental data:
  Net assets, end of
    period (in millions)      $3           $1
  Ratio of expenses to
    average net assets         1.66% /5/     .46%
  Ratio of net income to
    average net assets         3.16% /5/     .89%

                                  Class F

                           Six months     April 4
                              ended         to
                           January 31,   July 31,
                          2002 /1/ /2/   2001 /1/

Net asset value,
  beginning of period        $16.29       $16.18

Income from investment
  operations:
  Net investment income         .28 /3/      .18 /3/
  Net (losses) gains on
    securities (both realized
    and unrealized)            (.07) /3/     .13 /3/

    Total from investment
      operations                .21          .31

Less distributions:
  Dividends (from net
    investment income)         (.27)        (.20)
  Distributions (from
    capital gains)             (.03)       --
  Total distributions          (.30)        (.20)

Net asset value,
  end of period              $16.20       $16.29

Total return /4/               1.28%        1.95%

Ratios/supplemental data:
  Net assets, end of
    period (in millions)      --           --
  Ratio of expenses to
    average net assets         1.49% /5/     .31%
  Ratio of net income to
    average net assets         3.32% /5/    1.26%



                                     Supplemental Data - All Classes

                            Six months
                               ended
                            January 31,            Year ended July 31,
                          2002 /1/ /2/  2001     2000     1999    1998    1997

Portfolio turnover rate       7.11%     5.26%   22.37%   12.72%  24.66%  18.41%



/1/ Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).

/2/ Unaudited.

/3/ Based on average shares outstanding.

/4/ Total returns exclude all sales charges, including contingent deferred sales charges.

/5/ Annualized.

See Notes to Financial Statements


Notes to financial statements

Unaudited

1. Organization and significant accounting policies

Organization -- The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

The Funds offer four classes of shares as described below:

     Class A shares are sold with an initial sales charge of up to 3.75%.

     Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge (CDSC) paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

     Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

     Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per-share dividends by each class.

Significant accounting policies -- The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements:

     Security valuation -- Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued on the basis of effective maturity; that is the date at which the security is expected to be called or refunded by the issuer or the date at which the investors can put the security to the issuer for redemption. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Funds' Board of Trustees.

     Security transactions and related investment income -- Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the Funds will instruct the custodian to segregate liquid assets sufficient to meet their payment obligations in these transactions. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     On August 1, 2001, the Funds began amortizing market discounts daily over the expected life of fixed-income securities to conform with a recent change in accounting principles generally accepted in the U.S. for mutual funds. Adopting this change did not impact the Funds' net asset values but resulted in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in their Statements of Operations. Therefore, the undistributed net investment income amount is primarily comprised of these adjustments, which were based on securities held on August 1, 2001. Because the Funds determine their required distributions under federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

     Dividends and distributions to shareholders -- Dividends to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

     Class allocations -- Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2.   Federal income taxation

The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intend to distribute all of their net taxable income and net capital gains for the fiscal year. As regulated investment companies, the Funds are not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Funds.

As of January 31, 2002, the cost of investment securities for book and federal income tax reporting purposes was $136,834,000 and $143,136,000, for the Maryland and Virginia Funds, respectively. Net unrealized appreciation on investments for the Maryland Fund aggregated $3,517,000; $5,511,000 related to appreciated securities and $1,994,000 related to depreciated securities. For the Virginia Fund, net unrealized appreciation aggregated $4,986,000; $5,545,000 related to appreciated securities and $559,000 related to depreciated securities. There was no difference between book and tax realized losses and gains on securities transactions in the Maryland and Virginia Funds for the six months ended January 31, 2002. The Maryland Fund had available at January 31, 2002, a net capital loss carryforward totaling $43,000 which may be used to offset capital gains realized during subsequent years through 2008 and thereby relieve the Fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

3.   Fees and transactions with related parties

Business management and investment advisory fees -- Fees of $121,000 and $126,000 were incurred by the Maryland and Virginia Funds, respectively, during the six months ended January 31, 2002, for business management services pursuant to an agreement with Washington Management Corporation (WMC). The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of average net assets for each of the Funds; 0.09% on such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). For the six months ended January 31, 2002, the business management services fee was equivalent to an annualized rate of 0.180% and 0.176% of average net assets for the Maryland and Virginia Funds, respectively. Johnston, Lemon & Co. Incorporated (JLC) earned $10,000 and $18,000 on its retail sales of all share classes and distribution plans of the Maryland and Virginia Funds, respectively.

Fees of $152,000 and $158,000 were incurred by the Maryland and Virginia Funds, respectively, during the six months ended January 31, 2002, for investment advisory services pursuant to an agreement with Capital Research and Management Company (CRMC). The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.165% on the first $60 million of average net assets for each of the Funds; 0.12% on such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). For the six months ended January 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.228% and 0.221% of average net assets for the Maryland and Virginia Funds, respectively.

Distribution expenses -- American Funds Distributors, Inc. (AFD) is the principal underwriter of the Funds' shares.

The Funds have adopted Plans of Distribution under which they may finance activities primarily intended to sell Fund shares, provided the categories of expenses are approved in advance by the Funds' Board of Trustees. The Plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

     Class A shares -- Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the Funds within the prior 15 months but only to the extent that each Fund's overall 0.25% annual expense limit for Class A shares is not exceeded. For six months ended January 31, 2002, aggregate distribution expenses were limited to $158,000 and $173,000 attributable to Class A shares for the Maryland and Virginia Funds, respectively, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class A shares.

     Class B shares -- In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended January 31, 2002, aggregate distribution expenses were $28,000 and $17,000 attributable to Class B shares for the Maryland and Virginia Funds, respectively, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class B shares.

     Class C shares -- In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the Funds. For the period ended January 31, 2002, aggregate distribution expenses were $7,000 and $8,000 attributable to Class C shares for Maryland and Virginia Funds, respectively, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class C shares.

     Class F shares -- The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended January 31, 2002, aggregate distribution expenses were $1,000 and $252 attributable to Class F shares for the Maryland and Virginia Funds, respectively, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class F shares.

As of January 31, 2002, aggregate distribution expenses payable to AFD for all share classes were $57,000 for both the Maryland and Virginia Funds. As of January 31, 2002, unreimbursed Class A expenses which remain subject to reimbursement totaled $38,000 and $47,000 for the Maryland and Virginia Funds, respectively.

AFD received $62,000 and $65,000 (after allowances to dealers) for the Maryland and Virginia Funds, respectively, as its portion of the sales charges paid by purchasers of the Funds' Class A shares for the six months ended January 31, 2002. Such sales charges are not an expense of the Funds and, hence, are not reflected in the accompanying Statements of Operations.

Transfer agent fee -- Fees of $14,000 and $17,000 were incurred by the Maryland and Virginia Funds, respectively, during the six months ended January 31, 2002, pursuant to an agreement with American Funds Service Company (AFS), the transfer agent for the Funds. As of January 31, 2002, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $6,000 and $7,000 for the Maryland and Virginia Funds, respectively.

Administrative services fees -- The Funds have an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the Funds pay CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended January 31, 2002, total fees under the agreement were $2,000 and $3,000 for the Maryland and Virginia Funds, respectively. As of January 31, 2002, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $1,000 for both the Maryland and Virginia Funds.

Deferred Trustees' fees -- Since the adoption of the deferred compensation plan in 1994, independent Trustees may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. As of January 31, 2002, the cumulative amount of these liabilities was $23,000 each for the Maryland and Virginia Funds. Trustees' fees on the Statements of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

Affiliated Trustees and officers -- WMC and JLC are both wholly owned subsidiaries of The Johnston-Lemon Group, Incorporated (JLG). All the officers of the Trust and three of its Trustees are affiliated with JLG and receive no remuneration directly from the Trust in such capacities.

4.   Investment transactions and other disclosures

The Maryland and Virginia Funds made purchases of investment securities, excluding short-term securities, of $22,740,000 and $24,268,000 and sales of $595,000 and $9,771,000, respectively, during the six months ended January 31, 2002.

Pursuant to the custodian agreement, the Funds receive credits against their custodian fees for imputed interest on certain balances with the custodian bank. For the six months ended January 31, 2002, the custodian fees of $1,000 and $2,000 for the Maryland and Virginia Funds, respectively, were paid by these credits rather than in cash.

As of January 31, 2002, net assets consisted of the following:

                                            The Tax-Exempt  The Tax-Exempt
(dollars in thousands)                    Fund of Maryland Fund of Virginia


Capital paid in on shares of
  beneficial interest                            $137,278      $142,157
Undistributed net investment income                    93           119
Accumulated net realized (loss) gain                  (44)          309
Net unrealized appreciation                         3,517         4,986
Net assets                                       $140,844      $147,571


Capital share transactions were as follows:
The Tax-Exempt Fund of Maryland

                               Six months ended              Year ended
                               January 31, 2002             July 31, 2001
(dollars in thousands)       Amount       Shares        Amount        Shares

Class A shares:
  Sold                       $24,055    1,527,112       $22,341     1,445,621
  Reinvestment of dividends
     and distributions         1,716      109,162         3,143       203,890
  Repurchased                (13,391)    (850,650)      (10,120)     (658,714)
    Net increase in Class A   12,380      785,624        15,364       990,797
Class B shares:
  Sold                         2,699      171,591         3,185       205,899
  Reinvestment of dividends
    and distributions             59        3,761            42         2,728
  Repurchased                   (155)      (9,885)         (249)      (16,147)
    Net increase in Class B    2,603      165,467         2,978       192,480
Class C shares: /1/
  Sold                         1,285       81,686           838        53,872
  Reinvestment of dividends       17        1,091             2           138
  Repurchased                    (25)      (1,574)           --            --
    Net increase in Class C    1,277       81,203           840        54,010
Class F shares: /1/
  Sold                         1,035       65,807           154         9,869
  Reinvestment of dividends        4          279            --            13
  Repurchased                    (25)      (1,579)           --            --
    Net increase in Class F    1,014       64,507           154         9,882

Total net increase
  in share transactions      $17,274    1,096,801       $19,336     1,247,169


/1/ Class C and Class F shares were offered beginning March 15, 2001.

Capital share transactions were as follows:
The Tax-Exempt Fund of Virginia


                               Six months ended              Year ended
                               January 31, 2002             July 31, 2001
(dollars in thousands)       Amount       Shares        Amount        Shares

Class A shares:
  Sold                       $16,783    1,027,275       $23,619     1,476,524

  Reinvestment of dividends
    and distributions          1,785      109,525         3,144       196,830
  Repurchased                 (9,115)    (557,939)      (14,159)     (887,772)
    Net increase in Class A    9,453      578,861        12,604       785,582
Class B shares:
  Sold                         1,635       99,926         2,512       156,962
  Reinvestment of dividends
    and distributions             43        2,629            24         1,520
  Repurchased                   (357)     (21,839)         (133)       (8,285)
    Net increase in Class B    1,321       80,716         2,403       150,197
Class C shares: /1/
  Sold                         1,742      106,917           938        58,061
  Reinvestment of dividends       23        1,436             3           157
  Repurchased                    (46)      (2,838)           (6)         (311)
    Net increase in Class C    1,719      105,515           935        57,907
Class F shares: /1/
  Sold                           111        6,777           362        22,491
  Reinvestment of dividends        3          206            1             49
  Repurchased                     (4)        (247)       (208)        (12,919)
    Net increase in Class F      110        6,736           155          9,621

Total net increase
  in share transactions      $12,603      771,828       $16,097     1,003,307


/1/ Class C and Class F shares were offered beginning March 15, 2001.

Other share class results (unaudited)

Class B, Class C, and Class F
Returns for periods ended December 31, 2001 (the most recent calendar quarter):

                                                         1 year   Life of class
The Tax-Exempt Fund of Maryland

Class B shares

Reflecting applicable contingent deferred sales
   charge (CDSC), maximum of 5%, payable
   only if shares are sold                              -0.69%      +3.74% /1/
Not reflecting CDSC                                     +4.31%      +5.89% /1/

Class C shares

Reflecting CDSC, maximum of 1%, payable only
   if shares are sold within one year of purchase       --          +1.62% /2/
Not reflecting CDSC                                     --          +2.62% /2/

Class F shares

Not reflecting annual asset-based fee charged by
   sponsoring firm                                      --          +1.54% /3/


The Tax-Exempt Fund of Virginia

Class B shares

Reflecting applicable contingent deferred sales
   charge (CDSC), maximum of 5%, payable
   only if shares are sold                              -1.27%      +4.43% /1/
Not reflecting CDSC                                     +3.73%      +6.57% /1/

Class C shares

Reflecting CDSC, maximum of 1%, payable only
   if shares are sold within one year of purchase       --          +1.50% /4/
Not reflecting CDSC                                     --          +2.50% /4/

Class F shares

Not reflecting annual asset-based fee charged by
   by sponsoring firm                                   --          +1.82% /5/


/1/ Average annual compound return from March 15, 2000, when class B shares first became available.

/2/ Total return from April 12, 2001, when The Maryland Fund's Class C shares began operations.

/3/ Total return from June 15, 2001, when The Maryland Fund's Class F shares began operations.

/4/ Total return from April 18, 2001, when The Virginia Fund's Class C shares began operations.

/5/ Total return from April 4, 2001, when The Virginia Fund's Class F shares began operations.

The American Funds Tax-Exempt Series I

Board of Trustees

Independent Trustees

Cyrus A. Ansary
James C. Miller III
T. Eugene Smith
Margita E. White
Stephen G. Yeonas

Interested Trustees

James H. Lemon, Jr.
Chairman of the Trust

Stephen Hartwell
Chairman Emeritus of the Trust

Harry J. Lister
Vice Chairman of the Trust

Other officers

Jeffrey L. Steele
President of the Trust

Howard L. Kitzmiller
Senior Vice President, Secretary and Treasurer of the Trust

Lois A. Erhard
Vice President of the Trust

Michael W. Stockton
Assistant Vice President, Assistant Secretary and
Assistant Treasurer of the Trust

J. Lanier Frank Assistant
Vice President of the Trust

Ashley L. Shaw
Assistant Secretary of the Trust

Office of the Funds and of the business manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443

Transfer agent

American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC 20005-2216

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

There are several ways to invest in The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. For the Maryland and Virginia Funds, the annual expenses for Class B shares were 0.74% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. For the Maryland and Virginia Funds, Class C shares were subject to annualized expenses 0.91% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.33% for the Maryland Fund and 0.64% for the Virginia Fund) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the Funds. As a result, dividends and investment results will differ for each share class.

For information about your account or any of the Funds' services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company at 800/421-0180 or visit us at americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders in the Funds that comprise The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after March 31, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds
Tax-Exempt Series I

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

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Printed on recycled paper

TEFMD/TEFVA-013-0302